NET LOSS PER SHARE - Basic and diluted net loss per share (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Numerator:
Net loss attributable to continuing operations	$ (8,654)	$ (18,360)
Less: net gain from discontinued operations		27,466
Net income (loss)	$ (8,654)	$ 9,106
Denominator:
Denominator for basic income (loss) per share calculation-weighted average number of common shares outstanding	187,794,543	186,001,615
Denominator for diluted income (loss) per share calculation-weighted average number of common shares outstanding	187,794,543	186,001,615
Net loss per share from continuing operations - basic	$ (0.05)	$ (0.1)
Net loss per share from continuing operations - diluted	(0.05)	(0.1)
Net income per share from discontinued operations - basic		0.15
Net income per share from discontinued operations - diluted		0.15
Net income (loss) per share - basic	(0.05)	0.05
Net income (loss) per share - diluted	$ (0.05)	$ 0.05